Cash and cash equivalents (Schedule of cash and cash equivalents) (Details) - CAD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash and cash equivalents [Abstract]
Restrictions on cash and cash equivalents	$ 0	$ 0
Cash	3,445,649	3,568,561
Guaranteed investment certificates	0	8,633,952
Cash and cash equivalents	$ 3,445,649	$ 12,202,513	$ 18,104,899